Property and Equipment, net	12 Months Ended
Dec. 31, 2018
Property and Equipment, net
Property and Equipment, net

9. Property and Equipment, net

	As of December 31,
	2017	2018
	RMB	RMB
Electronic equipment	32,324	56,000
Transportation equipment	4,625	5,327
Office equipment	9,493	10,459
Leasehold improvements	40,092	44,036
Total Property and Equipment	86,534	115,822
Less: Accumulated depreciation	(45,741)	(59,124)
Total Property and Equipment, net	40,793	56,698

Depreciation expenses were RMB13,388,  RMB13,424 and RMB18,233 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2017 and 2018, property and equipment amounting to RMB11,753 and RMB14,122, respectively, were pledged to a domestic bank for bank loans (see note 12 and note 13).